Retirement Benefits – Defined Benefit Obligations - Schedule of Sensitivity Analysis (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Sensitivity Analysis [Line Items]
Increase in the discount rate	0.50%
Decrease in the discount rate	(0.50%)
BWM [Member]
Schedule of Sensitivity Analysis [Line Items]
Increase in the discount amount	$ 815	$ 1,206	$ 500
Decrease in the discount amount	(902)	(717)	(500)
JAFRA [Member]
Schedule of Sensitivity Analysis [Line Items]
Increase in the discount amount	40	28	94
Decrease in the discount amount	$ (40)	$ (30)	$ (98)